Discontinued Operations - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended
	Mar. 01, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 28, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of outstanding common stock distributed	80.30%
Percentage of outstanding common shares retained	19.70%
Dividend Paid On Separation		$ 540.6
Debt Instrument Carrying Amount			$ 1,982.7
Revolving loans [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ZimVie revolving credit agreement			175.0
Term Loan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ZimVie term loan credit agreement				$ 595.0
Term Loan [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ZimVie term loan credit agreement			595.0
3.150% Senior Notes Due 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument Carrying Amount			$ 750.0
Long term debt bearing fixed interest rate percentage			3.15%